Quarterly Data (Unaudited)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Quarterly Data (Unaudited)
Quarterly Data (Unaudited)
NOTE 13 – QUARTERLY DATA

The following tables present our quarterly results for certain prior periods after giving effect to the reclassification of our Sam's Club kiosks from our kiosks segment to discontinued operations. As our operations are predominantly retail oriented, our business is subject to seasonal fluctuations, with the fourth quarter generally being the most significant in terms of sales and profits because of the winter holiday selling season.

	Three Months Ended
(In millions, except per share amounts)	March 31, 2011	June 30, 2011

Net sales and operating revenues	$1,017.4	$941.9
Cost of products sold	563.0	509.8
Gross profit	454.4	432.1

Operating expenses:
Selling, general and administrative	370.6	364.3
Depreciation and amortization	18.3	18.3
Impairment of long-lived assets	0.4	0.6
Total operating expenses	389.3	383.2

Operating income	65.1	48.9

Interest income	0.3	0.5
Interest expense	(9.7)	(10.9)
Other loss	(4.1)	--

Income from continuing operations before income taxes	51.6	38.5
Income tax expense	20.2	15.0

Income from continuing operations	31.4	23.5
Discontinued operations, net of income taxes	3.7	1.4

Net income	$35.1	$24.9

Basic net income per share:
Income per share from continuing operations	$0.30	$0.23
Income per share from discontinued operations	0.03	0.01
Net income per share (basic)	$0.33	$0.24

Diluted net income per share:
Income per share from continuing operations	$0.30	$0.23
Income per share from discontinued operations	0.03	0.01
Net income per share (diluted)	$0.33	$0.24

Shares used in computing net income per share:

Basic	106.2	103.7

Diluted	107.4	104.6

	Three Months Ended
(In millions, except per share amounts)	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010

Net sales and operating revenues	$991.7	$962.3	$1,002.0	$1,309.8
Cost of products sold	525.2	505.1	549.0	772.8
Gross profit	466.5	457.2	453.0	537.0

Operating expenses:
Selling, general and administrative	363.4	347.0	352.5	420.9
Depreciation and amortization	19.9	19.2	18.3	18.3
Impairment of long-lived assets	0.3	0.4	2.4	0.9
Total operating expenses	383.6	366.6	373.2	440.1

Operating income	82.9	90.6	79.8	96.9

Interest income	0.6	0.7	0.8	0.5
Interest expense	(9.9)	(10.7)	(10.4)	(10.9)

Income from continuing operations before income taxes	73.6	80.6	70.2	86.5
Income tax expense	28.3	31.1	27.4	33.4

Income from continuing operations	45.3	49.5	42.8	53.1
Discontinued operations, net of income taxes	4.8	3.5	3.2	3.9

Net income	$50.1	$53.0	$46.0	$57.0

Basic net income per share:
Income per share from continuing operations	$0.36	$0.39	$0.35	$0.48
Income per share from discontinued operations	0.04	0.03	0.03	0.04
Net income per share (basic)	$0.40	$0.42	$0.38	$0.52

Diluted net income per share:
Income per share from continuing operations	$0.35	$0.39	$0.35	$0.47
Income per share from discontinued operations	0.04	0.02	0.02	0.04
Net income per share (diluted)	$0.39	$0.41	$0.37	$0.51

Shares used in computing net income per share:

Basic	125.7	125.8	121.0	109.8

Diluted	127.9	128.2	123.1	111.9

	Three Months Ended
(In millions, except per share amounts)	March 31, 2009	June 30, 2009	September 30, 2009	December 31, 2009

Net sales and operating revenues	$956.1	$919.7	$938.9	$1,258.9
Cost of products sold	509.3	496.3	489.8	705.1
Gross profit	446.8	423.4	449.1	553.8

Operating expenses:
Selling, general and administrative	346.8	318.3	363.1	406.8
Depreciation and amortization	20.6	20.3	19.8	20.4
Impairment of long-lived assets	0.2	0.3	0.5	0.5
Total operating expenses	367.6	338.9	383.4	427.7

Operating income	79.2	84.5	65.7	126.1

Interest income	1.5	1.5	0.9	0.9
Interest expense	(11.5)	(11.1)	(11.2)	(10.3)
Other loss	--	--	(1.6)	--

Income from continuing operations before income taxes	69.2	74.9	53.8	116.7
Income tax expense	26.6	28.1	18.7	44.7

Income from continuing operations	42.6	46.8	35.1	72.0
Discontinued operations, net of income taxes	0.5	2.0	2.3	3.7

Net income	$43.1	$48.8	$37.4	$75.7

Basic net income per share:
Income per share from continuing operations	$0.34	$0.37	$0.28	$0.57
Income per share from discontinued operations	--	0.02	0.02	0.03
Net income per share (basic)	$0.34	$0.39	$0.30	$0.60

Diluted net income per share:
Income per share from continuing operations	$0.34	$0.37	$0.28	$0.57
Income per share from discontinued operations	--	0.02	0.02	0.03
Net income per share (diluted)	$0.34	$0.39	$0.30	$0.60

Shares used in computing net income per share:

Basic	125.4	125.4	125.5	125.5

Diluted	125.4	125.8	126.3	127.1

The sum of the quarterly net income per share amounts may not total to each full year amount because these computations are made independently for each quarter and for the full year and take into account the weighted average number of common stock equivalent shares outstanding for each period, including the effect of dilutive securities for that period.

NOTE 17 – QUARTERLY DATA (UNAUDITED)

As our operations are predominantly retail oriented, our business is subject to seasonal fluctuations, with the fourth quarter generally being the most significant in terms of sales and profits because of the winter holiday selling season.

	Three Months Ended
(In millions, except per share amounts)	March 31, 2010	June 30, 2010	September 30, 2010	December 31 2010

Net sales and operating revenues	$991.7	$962.3	$1,002.0	$1,309.8
Cost of products sold	525.2	505.1	549.0	772.8
Gross profit	466.5	457.2	453.0	537.0

Operating expenses:
Selling, general and administrative	363.4	347.0	352.5	420.9
Depreciation and amortization	19.9	19.2	18.3	18.3
Impairment of long-lived assets	0.3	0.4	2.4	0.9
Total operating expenses	383.6	366.6	373.2	440.1

Operating income	82.9	90.6	79.8	96.9

Interest income	0.6	0.7	0.8	0.5
Interest expense	(9.9)	(10.7)	(10.4)	(10.9)

Income from continuing operations before income taxes	73.6	80.6	70.2	86.5
Income tax expense	28.3	31.1	27.4	33.4

Income from continuing operations	45.3	49.5	42.8	53.1
Discontinued operations, net of income taxes	4.8	3.5	3.2	3.9

Net income	$50.1	$53.0	$46.0	$57.0

Basic net income per share:
Income per share from continuing operations	$0.36	$0.39	$0.35	$0.48
Income per share from discontinued operations	0.04	0.03	0.03	0.04
Net income per share (basic)	$0.40	$0.42	$0.38	$0.52

Diluted net income per share:
Income per share from continuing operations	$0.35	$0.39	$0.35	$0.47
Income per share from discontinued operations	0.04	0.02	0.02	0.04
Net income per share (diluted)	$0.39	$0.41	$0.37	$0.51

Shares used in computing net income per share:

Basic	125.7	125.8	121.0	109.8

Diluted	127.9	128.2	123.1	111.9

	Three Months Ended
(In millions, except per share amounts)	March 31, 2009	June 30, 2009	September 30, 2009	December 31 2009

Net sales and operating revenues	$956.1	$919.7	$938.9	$1,258.9
Cost of products sold	509.3	496.3	489.8	705.1
Gross profit	446.8	423.4	449.1	553.8

Operating expenses:
Selling, general and administrative	346.8	318.3	363.1	406.8
Depreciation and amortization	20.6	20.3	19.8	20.4
Impairment of long-lived assets	0.2	0.3	0.5	0.5
Total operating expenses	367.6	338.9	383.4	427.7

Operating income	79.2	84.5	65.7	126.1

Interest income	1.5	1.5	0.9	0.9
Interest expense	(11.5)	(11.1)	(11.2)	(10.3)
Other loss	--	--	(1.6)	--

Income from continuing operations before income taxes	69.2	74.9	53.8	116.7
Income tax expense	26.6	28.1	18.7	44.7

Income from continuing operations	42.6	46.8	35.1	72.0
Discontinued operations, net of income taxes	0.5	2.0	2.3	3.7

Net income	$43.1	$48.8	$37.4	$75.7

Basic net income per share:
Income per share from continuing operations	$0.34	$0.37	$0.28	$0.57
Income per share from discontinued operations	--	0.02	0.02	0.03
Net income per share (basic)	$0.34	$0.39	$0.30	$0.60

Diluted net income per share:
Income per share from continuing operations	$0.34	$0.37	$0.28	$0.57
Income per share from discontinued operations	--	0.02	0.02	0.03
Net income per share (diluted)	$0.34	$0.39	$0.30	$0.60

Shares used in computing net income per share:

Basic	125.4	125.4	125.5	125.5

Diluted	125.4	125.8	126.3	127.1

The sum of the quarterly net income per share amounts may not total to each full year amount because these computations are made independently for each quarter and for the full year and take into account the weighted average number of common stock equivalent shares outstanding for each period, including the effect of dilutive securities for that period.